EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Net income	$ 3,422,743	$ 3,004,636	$ 2,103,167	$ 2,502,816	$ (579,015)	$ 3,608,171	$ 3,652,174	$ 3,127,729	$ 11,033,362	$ 9,809,059	$ 9,829,688
Less: (Loss) benefit from repurchase of preferred stock, net									(26,815)	22,604	363,699
Less: Preferred dividends declared									(705,520)	(1,234,529)	(1,626,900)
Less: Accretion of discount on preferred stock									(77,917)	(307,647)	(420,829)
Income available to common shares	3,296,336	2,804,241	1,914,984	2,207,549	(941,895)	3,262,705	3,246,407	2,722,270	10,223,110	8,289,487	8,145,658
Weighted average common shares outstanding - basic (in shares)	11,671,891	11,023,167	10,969,484	10,948,781	10,922,253	10,914,913	10,916,522	10,815,633	11,154,695	10,892,136	10,679,091
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares (in shares)									205,257	192,851	271,779
Equivalent shares - employee stock options and awards (in shares)									210,081	47,954	42,992
Weighted average common shares outstanding - diluted (in shares)	12,095,294	11,418,794	11,357,212	11,220,002	11,124,759	11,147,049	11,136,801	11,066,355	11,570,033	11,132,941	10,993,862
Earnings per share:
Basic (in dollars per share)	$ 0.28	$ 0.25	$ 0.17	$ 0.20	$ (0.09)	$ 0.30	$ 0.30	$ 0.25	$ 0.92	$ 0.76	$ 0.76
Diluted (in dollars per share)	$ 0.27	$ 0.25	$ 0.17	$ 0.20	$ (0.08)	$ 0.29	$ 0.29	$ 0.25	$ 0.88	$ 0.74	$ 0.74
Additional disclosures
Anti-dilutive options to purchase common shares excluded from the computations of diluted earnings per share									389,824	450,758	579,891
Parent Company [Member]
Net income									11,033,362	9,809,059	9,829,688
Income available to common shares									$ 10,223,110	$ 8,289,487	$ 8,145,658